UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-10083

MAN FRM ALTERNATIVE MULTI-STRATEGY FUND LLC

(Exact name of registrant as specified in charter)

452 Fifth Avenue, 26th Floor

New York, NY 10018

(Address of principal executive offices) (Zip code)

Linzie Steinbach

Man Investments

452 Fifth Avenue, 26th Floor

New York, NY 10018

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 649-6613

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2015 TO JUNE 30, 2016

During the period July 1, 2015 to June 30, 2016, Man FRM Alternative Multi-Strategy Fund LLC (the “registrant”) voted the following proxy:

On May 24, 2016, Astellon Special Opportunities Fund (the “Fund”), in which the registrant is a Shareholder, held its annual general meeting of Shareholders for the purpose of considering and voting upon the approval of the following matters relating to the Fund:

1.	Review of the Report of the Board of Directors to the Shareholders for the financial year ended December 31, 2015;

2.	Review of the auditors’ report;

3.	Approval of the audited annual report of the Fund for the financial year ended December 31, 2015;

4.	Discharge of the Directors for the financial year ended December 31, 2015;

5.	Re-election of the Directors;

6.	Re-election of the auditors of the Fund, Ernst & Young, S.A., for the financial year beginning on January 1, 2016 and until the next Annual General Meeting of Shareholders approving the accounts for the financial year ending on December 31, 2016;

7.	Approval of Directors’ fee.

The registrant cast its vote for each of these items.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Man FRM Alternative Multi-Strategy Fund LLC

By (Signature and Title) /s/ Matthew Stadtmauer

Matthew Stadtmauer

Principal Executive Officer

Date: August 29, 2016